Service Concession Arrangements (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about service concession arrangements [abstract]
Summary of hydroelectric power generation at semangka, Indonesia	The Company’s expected future collections of service concession arrangements as of December 31, 2024 are as follows:

Type		Amounts
		In millions of won
Less than 1 year	￦	36,803
1 ~ 2 years		36,848
2 ~ 3 years		36,894
Over 3 years		562,373

	￦	672,918

Summary of Cppag power generation	The Company’s expected future collections of service concession arrangements as of December 31, 2024 are as follows:

Type		Amounts
		In millions of won
Less than 1 year	￦	86,048
1 ~ 2 years		86,048
2 ~ 3 years		86,048
Over 3 years		952,225

	￦	1,210,369

Summary of Guam Ukudu Combined thermal power plant Project	The Company’s expected future collections of service concession arrangements as of December 31, 2024 are as follows:

Type		Amounts
		In millions of won
Less than 1 year	￦	29,249
1 ~ 2 years		117,545
2 ~ 3 years		118,597
Over 3 years		2,944,947

	￦	3,210,338